Condensed Financial Information of the Company Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001	$ 0.0001
Treasury stock (in shares)	3,176,411	13,419,936
Class A Ordinary Shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300	4,903,917,300
Ordinary shares, shares issued (in shares)	907,346,745	907,346,745
Ordinary shares, shares outstanding (in shares)	906,731,802	896,488,277
Common Class B
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	96,082,700	96,082,700
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700
Parent Company | Reportable Legal Entities
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Treasury stock (in shares)	3,176,411	13,419,936
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300	4,903,917,300
Ordinary shares, shares issued (in shares)	907,346,745	907,346,745
Ordinary shares, shares outstanding (in shares)	906,731,802	896,488,277
Parent Company | Reportable Legal Entities | Common Class B
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	96,082,700	96,082,700
Ordinary shares, shares issued (in shares)	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)	96,082,700	96,082,700